Annual Total Returns (Vanguard Extended Market Index Fund - Admiral Shares Participant:) (Vanguard Extended Market Index Fund, Vanguard Extended Market Index Fund - Admiral Shares)	12 Months Ended
Dec. 31, 2014
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Annual Total Return
2014	7.56%
2013	38.37%
2012	18.48%
2011	(3.59%)
2010	27.57%
2009	37.65%
2008	(38.63%)
2007	4.48%
2006	14.43%
2005	10.47%